UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

1. Name and Address of issuer:

      AllianceBernstein Utility Income Fund, Inc.
      1345 Avenue of the Americas
      New York, NY 10105

2.    The name of each series or class of securities for which this
      Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
      list series or classes):                                               [X]


3.    Investment Company Act File Number:

      811-7916

      Securities Act File Number:

      33-66630

4(a). Last day of fiscal year for which this Form is filed:

      November 30, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
      Instruction A.2)                                                       [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be filing
      this Form.                                                             [ ]


5.    Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                    $42,866,868
                                                                     -----------


     (ii) Aggregate price of securities redeemed or
           repurchased during the fiscal year:                       $64,654,184
                                                                     -----------


   (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11,
          1995 that were not previously used to reduce registration
          fees payable to the Commission:                            $44,697,655
                                                                     -----------


   (iv)   Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                             $109,351,839
                                                                     -----------


    (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                      $0
                                                                     -----------


   (vi)   Redemption credits available for use in future years - if
          Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                           $66,484,971
                                                                     -----------


  (vii)   Multiplier for determining registration fee (See Instruction
          C.9):                                                      x.0001267
                                                                     -----------


 (viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                              =$0
                                                                     ===========


6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
      Act of 1933 pursuant to rule 24e-2 as in effect before October
      11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule
      24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
      future fiscal years, then state that number here:              0
                                                                     -----------

7.    Interest due - if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      Instruction D):                                                +$N/A
                                                                     -----------


8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:                       =$0
                                                                     ===========


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

          [ ]    Wire Transfer
          [ ]    Mail or other means

                              Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\  Andrew L. Gangolf
                               -------------------------
                                   Andrew L. Gangolf
                                   Assistant Secretary

Date:  February 23, 2004
*Please print the name and title of the signing officer below the signature.


00250.0156 #465424